Convertible debenture (Tables)	12 Months Ended
Dec. 31, 2021
January 2017 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
	December 31, 2021	December 31, 2020
Opening balance	$-	$118,700
Accretion	-	6,300
Converted	-	(125,000)
Ending balance	$-	$-

December 2018 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
	December 31, 2021	December 31, 2020
Opening balance	$171,146	$160,487
Accretion	9,999	10,659
Converted	(166,284)	-
Recovery	(14,861)	-
Ending balance	$-	$171,146